Provisions	12 Months Ended
Mar. 31, 2024
Provisions.
Provisions

13.         Provisions

	At March 31,
	2024	2023	2022
	€M	€M	€M
Provision for aircraft maintenance on leased aircraft (a)	184.1	169.8	98.8
Provision for pension obligation (b)	—	4.5	4.5
	184.1	174.3	103.3

	At March 31,
	2024	2023	2022
(a) Provision for aircraft maintenance on leased aircraft	€M	€M	€M
At beginning of year	169.8	98.8	53.2
Increase in provision during the year	27.5	71.0	55.6
Utilization of provision upon the hand-back of aircraft	(13.2)	—	(10.0)
At end of year	184.1	169.8	98.8

During fiscal year 2024, the Company returned 2 Airbus A320 aircraft held under lease to the lessor (2023: 1; 2022: nil). During fiscal year 2024, the Company returned no Boeing 737 aircraft held under lease to the lessors (2023: nil; 2022: 3).

The expected timing of the outflows of economic benefits associated with the provision at March 31, 2024, 2023 and 2022 are as follows:

	Carrying
	Value	2025	2026	2027	2028	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2024
Provision for leased aircraft maintenance	184.1	46.0	17.4	3.8	35.1	81.8

	Carrying
	Value	2024	2025	2026	2027	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2023
Provision for leased aircraft maintenance	169.8	19.8	30.1	10.4	5.4	104.1

	Carrying
	Value	2023	2024	2025	2026	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2022
Provision for leased aircraft maintenance	98.8	9.2	23.3	56.7	9.6	—

	At March 31,
	2024	2023	2022
(b) Provision for pension obligation	€M	€M	€M
At beginning of year	4.5	4.5	4.5
Movement during the year	(4.5)	—	—
At end of year	—	4.5	4.5

See Note 20 to the consolidated financial statements for further details.